SCHEDULE OF ROU ASSETS AND RELATED LEASE LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LeasesLineItems [Line Items]
Current operating lease liabilities	$ 361	$ 567
Non-current operating lease liabilities		238
Facilities Lease [Member]
LeasesLineItems [Line Items]
Current operating lease liabilities	211	490
Non-current operating lease liabilities		$ 197
Weighted average remaining lease term in years	3 months 18 days	1 year 3 months 18 days
Weighted average discount rate	7.00%	7.00%
Equipment Lease [Member]
LeasesLineItems [Line Items]
Current operating lease liabilities	$ 150	$ 77
Non-current operating lease liabilities		$ 41
Weighted average remaining lease term in years	8 months 12 days	1 year 4 months 24 days
Weighted average discount rate	7.20%	5.60%